Share Capital - Movement of Common Shares (Detail) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in share capital [Line Items]
Beginning balance	66,632	91,893
Ending balance	102,369	66,632	91,893
Beginning balance	€ 320
Ending balance	321	€ 320
Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Shares withdrawn	(1)
Common shares [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	252	253	€ 251
Dividend	1	0	0
Ending balance	€ 253	€ 252	€ 253
Common shares [member] | Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	2,098,114	2,105,139
Shares withdrawn	(2,466)	(9,491)
Dividend	10,665	2,466
Ending balance	2,106,313	2,098,114	2,105,139
Beginning balance	€ 252	€ 253
Shares withdrawn	0	(1)
Dividend	1	0
Ending balance	253	252	€ 253
Common share B [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	69	70	70
Dividend	0
Ending balance	€ 68	€ 69	€ 70
Common share B [member] | Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	571,795	585,022
Shares withdrawn	(2,956)	(13,227)
Dividend
Ending balance	568,839	571,795	585,022
Beginning balance	€ 69	€ 70
Shares withdrawn	0	(2)
Dividend
Ending balance	€ 68	€ 69	€ 70